2020 SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND 2020 WARRANT (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 23, 2020	Dec. 31, 2020	Dec. 31, 2019
Convertible debt		$ 900,000
Number of warrants granted		20,000,000
Exercise price		$ 0.05
Warrant exercisable		20,000,000
Securities Purchase Agreement [Member] | First 2020 Debenture [Member]
Conversion price		$ 0.05
Purchase Price		$ 250,000
Origination fees		15,000
Original issue discount		10,000
Structuring fee		5,000
Convertible debt		250,000
Number of shares issued	8,255,438
Securities Purchase Agreement [Member] | First 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted	$ 100,000
Securities Purchase Agreement [Member] | First 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted	$ 12,274
Securities Purchase Agreement 2 [Member] | Second 2020 Debenture [Member]
Purchase Price		250,000
Origination fees		10,000
Original issue discount		10,000
Convertible debt		250,000
Securities Purchase Agreement 3 [Member] | Third 2020 Debenture [Member]
Purchase Price		500,000
Origination fees		20,000
Original issue discount		10,000
Convertible debt		$ 500,000